Statutory Reserves and Increase in Capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Statutory Reserves (Textual)
General reserves, description	According to the Company Law in the PRC, companies are required to set aside 10% of their after-tax profit to general reserves each year, based on the PRC accounting standards, until the cumulative total of such reserves reaches 50% of the registered capital.
Statutory reserves	$ 5,818,330		$ 3,916,149
Retained earnings	$ 47,347,781	$ 3,871,871	$ 40,065,822